Employee Benefit Plans - Defined benefit plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Pension plans, defined benefit [Member]
Net periodic benefit cost:
Service cost(1)	$ 3,602	$ 3,427	$ 2,701
Interest cost	36,070	36,853	37,819
Expected return on plan assets(1)	(48,830)	(42,033)	(42,889)
Amortization of prior service benefit	(65)	(62)	(61)
Amortization of actuarial gain / loss	12,650	13,489	12,036
Curtailment (gain) loss	38	106	(140)
Net settlement (gain) loss	(102)	126	49
Net periodic benefit cost	3,363	11,906	9,515
Changes in accumulated other comprehensive loss:
Actuarial loss (gain)	15,373	(9,785)	32,187
Amortization of prior service benefit	65	62	61
Amortization of actuarial gain / loss	(12,650)	(13,489)	(12,036)
Curtailment gain	0	0	173
Net settlement gain (loss)	102	(126)	(49)
Total recognized in accumulated other comprehensive loss	2,890	(23,338)	20,336
Total recognized in net periodic benefit cost and accumulated other comprehensive loss	6,253	(11,432)	29,851
Other postretirement benefit plans, defined benefit [Member]
Net periodic benefit cost:
Service cost(1)	113	172	200
Interest cost	2,718	3,148	3,223
Expected return on plan assets(1)	0	0	0
Amortization of prior service benefit	0	0	0
Amortization of actuarial gain / loss	872	1,271	2,967
Curtailment (gain) loss	0	0	0
Net settlement (gain) loss	0	0	0
Net periodic benefit cost	3,703	4,591	6,390
Changes in accumulated other comprehensive loss:
Actuarial loss (gain)	(6,354)	(5,516)	5,556
Amortization of prior service benefit	0	0	0
Amortization of actuarial gain / loss	(872)	(1,271)	(2,967)
Curtailment gain	0	0	0
Net settlement gain (loss)	0	0	0
Total recognized in accumulated other comprehensive loss	(7,226)	(6,787)	2,589
Total recognized in net periodic benefit cost and accumulated other comprehensive loss	$ (3,523)	$ (2,196)	$ 8,979